Commitment and Contingencies - Narrative (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) lease
Lessee, Lease, Description [Line Items]
Open purchase commitment	$ 1,300		$ 500
Number of Leases | lease			3
Total minimum lease payments	2,272		$ 5,304
Fixed operating lease costs	501	$ 594	2,100
Variable operating lease costs	10	56	100
Sublease income	0	77	100
Cash paid for lease liabilities included in operating activities	$ 300	$ 600	$ 2,000
Weighted average remaining lease term	9 months 18 days		2 years 8 months 12 days
Weighted average discount rate	10.00%		8.00%
Short-term lease payments	$ 1,000
Letters of credit			$ 600
September 2021 to September 2031
Lessee, Lease, Description [Line Items]
Term of contract			10 years
Total minimum lease payments			$ 42,100
February 2021 to October 2021
Lessee, Lease, Description [Line Items]
Total minimum lease payments			$ 1,200